Basis of consolidation (Details 1)	12 Months Ended
Dec. 31, 2019
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Banco Bandepe S.A.
Controlled entities and investment funds
Name of subsidiary	Banco Bandepe S.A.	[1]
Activity	Bank	[1]
Participation % Consolidated	100.00%	[1]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Controlled entities and investment funds
Name of subsidiary	Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Activity	Leasing
Participation % Consolidated	99.99%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)
Controlled entities and investment funds
Name of subsidiary	Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	[2],[3]
Activity	Financial	[2],[3]
Participation % Consolidated	100.00%	[2],[3]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	[4]
Activity	Buying club	[4]
Participation % Consolidated	100.00%	[4]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual)
Controlled entities and investment funds
Name of subsidiary	Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual)	[5],[6]
Activity	Credit recovery services	[5],[6]
Participation % Consolidated	100.00%	[5],[6]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	[7]
Activity	Broker	[7]
Participation % Consolidated	100.00%	[7]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)
Activity	Other activities
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)
Controlled entities and investment funds
Name of subsidiary	Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet)	[8]
Activity	Payment Institution	[8]
Participation % Consolidated	100.00%	[8]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Sancap Investimentos e Participações S.A. (Sancap)
Controlled entities and investment funds
Name of subsidiary	Sancap Investimentos e Participações S.A. (Sancap)	[9]
Activity	Holding	[9]
Participation % Consolidated	100.00%	[9]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)
Activity	Financial
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.)	[10]
Activity	Holding	[10]
Participation % Consolidated	100.00%	[10]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Tecnologia S.A.
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Tecnologia S.A.
Activity	Technology
Participation % Consolidated	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)
Controlled entities and investment funds
Name of subsidiary	Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)	[3]
Activity	Payment Institution	[3]
Participation % Consolidated	100.00%	[3]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)
Controlled entities and investment funds
Name of subsidiary	Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)	[3],[11]
Activity	Bank	[3],[11]
Participation % Consolidated	60.00%	[3],[11]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Rojo Entretenimento S.A.
Controlled entities and investment funds
Name of subsidiary	Rojo Entretenimento S.A.	[12]
Activity	Other Activities	[12]
Participation % Consolidated	94.60%	[12]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | BEN Benefícios e Serviços S.A.
Controlled entities and investment funds
Name of subsidiary	BEN Benefícios e Serviços S.A.	[13]
Activity	Other Activities	[13]
Participation % Consolidated	100.00%	[13]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Esfera Fidelidade S.A.
Controlled entities and investment funds
Name of subsidiary	Esfera Fidelidade S.A.	[14]
Activity	Other Activities	[14]
Participation % Consolidated	100.00%	[14]
Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. | Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.)
Controlled entities and investment funds
Name of subsidiary	Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.)	[6],[15]
Activity	Credit Management and Recovery Management	[6],[15]
Participation % Consolidated	100.00%	[6],[15]
Controlled by Return Capital Serviços de Recuperação de Créditos S.A. ( Previously named as Ipanema Empreendimentos e Participações) | Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.)
Controlled entities and investment funds
Name of subsidiary	Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.)	[15]
Activity	Resource Manager	[15]
Participation % Consolidated	100.00%	[15]
Controlled by Getnet S.A. | Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Controlled entities and investment funds
Name of subsidiary	Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Getnet S.A. | Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Controlled entities and investment funds
Name of subsidiary	Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Sancap | Santander Capitalização S.A. (Santander Capitalização)
Controlled entities and investment funds
Name of subsidiary	Santander Capitalização S.A. (Santander Capitalização)
Activity	Savings and annuities
Participation % Consolidated	100.00%
Controlled by Sancap | Evidence Previdência S.A.
Controlled entities and investment funds
Name of subsidiary	Evidence Previdência S.A.	[16]
Activity	Social Securities	[16]
Participation % Consolidated	100.00%	[16]
Controlled by Aymoré CFI | Banco PSA Finance Brasil S.A.
Controlled entities and investment funds
Name of subsidiary	Banco PSA Finance Brasil S.A.
Activity	Bank
Participation % Consolidated	50.00%
Controlled by Aymoré CFI | Banco Hyundai Capital Brasil S.A.
Controlled entities and investment funds
Name of subsidiary	Banco Hyundai Capital Brasil S.A.	[17]
Activity	Bank	[17]
Participation % Consolidated	50.00%	[17]
Controlled by Olé Consignado | Crediperto Promotora de Vendas e Cobrança Ltda. (current name of da BPV Promotora de Vendas e Cobrança Ltda.)
Controlled entities and investment funds
Name of subsidiary	Crediperto Promotora de Vendas e Cobrança Ltda. (current name of da BPV Promotora de Vendas e Cobrança Ltda.)
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Olé Consignado | Olé Tecnologia Ltda.
Controlled entities and investment funds
Name of subsidiary	Olé Tecnologia Ltda.
Activity	Other Activities
Participation % Consolidated	100.00%
Controlled by Santander Leasing | PI Distribuidora de Títulos e Valores Mobiliários S.A. (PI DTVM)
Controlled entities and investment funds
Name of subsidiary	PI Distribuidora de Títulos e Valores Mobiliários S.A. (PI DTVM)	[18]
Activity	Leasing	[18]
Participation % Consolidated	100.00%	[18]
Consolidated Investment Funds | Santander Fundo de Investimento Unix Multimercado Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Unix Multimercado Crédito Privado
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Paraty QIF PLC
Controlled entities and investment funds
Name of subsidiary	Santander Paraty QIF PLC
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)
Controlled entities and investment funds
Name of subsidiary	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Prime 16 – Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)
Controlled entities and investment funds
Name of subsidiary	Prime 16 – Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)
Activity	Real Estate Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema V - Não Padronizado (Fundo Investimento Ipanema NPL V)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema V - Não Padronizado (Fundo Investimento Ipanema NPL V)
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos
Controlled entities and investment funds
Name of subsidiary	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]
Consolidated Investment Funds | Fundo de Investimento em Direitos Creditórios Atacado - Não Padronizado (FIDC NRA)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Atacado - Não Padronizado (FIDC NRA)
Activity	Investment Fund
Participation % Consolidated	100.00%	[19]

[1]	In the EGM held on December 7, 2018, a capital increase in the amount of R$2,000,000 was approved, from R$2,787,689 to R$4,787,689, through the issue of 1,405,667 (one million , four hundred and five thousand, six hundred and sixty-seven) new registered common shares, without par value. The shareholder Banco Santander subscribed all the new shares issued and paid up the shares corresponding to 50% of the capital increase. On September 16, 2019, the remaining 50% was paid.
[2]	In the EGM held on April 26, 2019, a capital increase in the amount of R$137,880 was approved, from R$726,561 to R$864,441 without the issue of new shares.
[3]	On March 14, 2019, the minority shareholder of Banco Ole Bonsucesso Consignado S.A. formalized its interest in exercising the put option provided for in the Investment Agreement, signed on July 30, 2014, for the sale of its 40% stake in the share capital of Ole Consignado to Banco Santander. On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all shares issued by Bosan Participacoes S.A. (holding company whose only asset is shares representing 40% of Banco Ole's share capital), for the amount total of R$1.6 billion, to be paid on the closing date of the Transaction. The completion of the Transaction will be subject to the signing of the definitive instruments and the implementation of certain suspensive conditions usual in this type of transaction. On October 23, 2019, Aymore CFI had its share capital reduced, without the cancellation of shares, by transferring the common shares representing its equity interest held in Banco Ole Consignado and Super Payments to Banco Santander. On December 23, 2019, the necessary conditions for the completion of the transaction were fulfilled so that Ole Consignado and Super Payments became directly controlled by Banco Santander.
[4]	In the EGM held on April 30, 2019, an increase in capital in the amount of R$79,537 was approved, from R$95,349 to R$174,886 divided into 174,885,602 shares, with a nominal value of R$1.00 (one real) each. In the EGM held on August 15, 2019, a capital increase was approved, based on statutory reserves, in the amount of R$64,000, from R$174,886 to R$238,886 divided into 238,885,602 shares, with a nominal value of R$1.00 (one real) each.
[5]	At the AGE held on January 31, 2019, a capital increase in the amount of R$100,000 was approved, through the issue of 92,174,394 (ninety-two million, one hundred and seventy-four thousand, three hundred and ninety-four) new common shares, nominative and without par value, increasing the share capital from R$270,000 to R$370,000. The shares issued due to the capital increase were fully subscribed by the shareholder Banco Santander. In the Extraordinary General Meeting held on June 25, 2019, a capital increase in the amount of R$375,000 was approved, from R$370,000 to R$745,000 through the issue of 335,240,479 (three hundred and thirty-five million, two hundred and forty thousand, four hundred and seventy-nine) new common shares, registered and without par value. In the Extraordinary General Meeting held on July 25, 2019, a capital increase in the amount of R$100,000 was approved, from R$745,000 to R$845,000 through the issue of 89,007,566 (eighty-nine million, seven thousand, five hundred and sixty-six) new common shares, registered and without par value. In the EGM held on September 25, 2019, a capital increase in the amount of R$195,000 was approved, from R$845,000 to R$1,040,000 through the issue of 171,775,899 (one hundred and seventy one million, seven hundred and seventy-five thousand, eight hundred and ninety-nine) new common shares, nominative and without par value. In the EGM held on October 23, 2019, a capital increase in the amount of R$257,000 was approved, from R$1,040,000 to R$1,297,000 through the issue of 225,715,791 (two hundred and twenty-five million, seven hundred and fifteen thousand seven hundred and ninety-one) new common shares, nominative and without par value.
[6]	On November 1, 2019, Atual Servicos de Recuperacao de Creditos concluded the acquisition of the shares issued by Return Capital Servicos e Recuperacao de Creditos S.A. for the amount of R$17,000, previously held by minority shareholders, equivalent to 30% of the share capital of the company.
[7]	In the EGM held on April 26, 2019, a capital increase in the amount of R$1,689 was approved, from R$296,000 to R$297,689 without the issue of new shares. In the EGM held on August 15, 2019, a capital increase in the amount of R$60,000 was approved, from R$297,689 to R$357,689 without the issue of new shares.
[8]	On February 25, 2019, Banco Santander acquired all the shares of Getnet SA's Minority Shareholders, corresponding to 11.5% of Getnet SA's share capital, pursuant to the 'Share Purchase and Sale Agreement and Other Covenants of Getnet SA, with approval by Bacen on February 18, 2019.
[9]	In the EGM held on April 2, 2019, a capital increase in the amount of R$200,000 was approved, from R$347,135 to R$547,135, represented by 17,114,176,389 (seventeen billion, one hundred and fourteen million, one hundred and seventy-six six thousand three hundred and eighty-nine) registered common shares, without par value. In the EGM held on November 11, 2019, a capital increase in the amount of R$300,000 was approved, from R$547,135 to R$847,135, represented by 23,538,159,258 (twenty-three billion, five hundred and thirty-eight million, one hundred and fifty and nine thousand two hundred and fifty-eight) registered common shares, without par value.
[10]	On May 14, 2019, Banco Santander and its wholly-owned subsidiary Santander Holding Imobiliaria S.A. entered into a binding document with the partners of Summer Empreendimentos Ltda. establishing the terms of the negotiation of purchase and sale of quotas representing the total share capital of Summer Empreendimentos. The conclusion of the transaction is subject to the implementation of conditions precedent usual for this type of transaction, including prior authorization by Bacen. In the EGM held on April 18, 2019, a capital increase in the amount of R$86,000 was approved, from R$24,500 to R$110,500 through the issue of 108,271,434 (one hundred and eight million, two hundred and seventy-one thousand, four hundred and thirty-four) new common shares, registered and without par value. In the EGM held on May 30, 2019, a capital increase in the amount of R$119,162 was approved, from R$110,500 to R$229,662 through the issuance of 151,009,682 (one hundred and fifty-one million, nine thousand, six hundred and eighty and two) new common shares, nominative and without par value, at the issue price of R$0.7891 per share. In the EGM held on September 20, 2019, a capital increase in the amount of R$45,250 was approved, from R$229,662 to R$274,642 through the issuance of 57,894,063 (fifty-seven million, eight hundred and ninety-four thousand and sixty and three) new common shares, registered and without par value. In the EGM held on November 6, 2019, a capital increase in the amount of R$10,000 was approved, from R$274,642 to R$284,642 through the issue of 12,970,169 (twelve million, nine hundred and seventy thousand, one hundred and sixty-nine) new common shares, registered and without par value.
[11]	In the AGE of February 9, 2018, the shareholders of Banco Ole Consignado, approved the capital increase in the amount of R$120,000, from R$400,000 to R$520,000, through the issuance of 57,089,392 (fifty-seven million, eighty-nine thousand, three hundred and ninety-two) common shares, registered and without par value, fully subscribed and paid up by the shareholders on the date of the EGM, in proportion to their respective interest in the share capital. The capital increase was approved by Bacen on March 15, 2018.
[12]	Investment transferred from non-current assets held for sale in June 2018.
[13]	Company incorporated on June 11, 2018. In the EGM held on March 27, 2019, a capital increase in the amount of R$49,999 was approved, from R$45,001 to R$90,000, through the issue of 44,999,000 (forty-four million, nine hundred and ninety-nine thousand) new registered common shares, without par value. The shareholder Banco Santander subscribed all the new shares issued and paid up the shares corresponding to 100% of the capital increase.
[14]	Company incorporated on August 14, 2018 and beginning its activities in November 2018.
[15]	The AGE held on July 12, 2018, approved the change of the corporate name of Ipanema Empreendimentos e Participacoes S.A. to Return Capital Servicos de Recuperacao de Crutos S.A. The AGE held on July 12, 2018, approved the amendment to corporate name of Gestora de Investimentos Ipanema S.A. for Return Gestao de Recursos S.A. In an AGE held on November 11, 2019, the Company's capital increase in the amount of R$300,000 was approved by the issue of 17,241,379,310 (seventeen billion, two hundred and forty-one million, three hundred and seventy-nine thousand and three hundred and ten) new common shares, nominative and without par value.
[16]	In the EGM held on April 2, 2019, a capital increase in the amount of R$200,000 was approved, from R$250,000 to R$450,000 through the issue of 12,987,012,987 (twelve billion, nine hundred and eighty-seven million, twelve thousand, nine hundred and eighty-seven) new common shares, nominative and without par value. In the EGM held on November 11, 2019, a capital increase in the amount of R$300,000 was approved, from R$450,000 to R$750,000 through the issue of 17,241,379,310 (seventeen billion, two hundred and forty-one million, three hundred and seventy-six million nine thousand three hundred and ten) new common shares, nominative and without par value.
[17]	The pre-operating company BHJV Assessoria e Consultoria em Gestao Empresarial Ltda., Was incorporated on April 11, 2018 and transformed into Banco Hyundai Capital Brasil S.A. on December 13, 2018. Aymore CFI, wholly owned subsidiary of Banco Santander , has effective operational control of the company. At the EGM held on February 19, 2019, a capital increase in the amount of R$200,000 was approved, through the issuance of 200,000,000 (two hundred million) new common shares, nominative and without par value, with the capital of R$100,000 to R$300,000. The shares issued due to the capital increase were fully subscribed by the shareholders Aymore Financiamentos CFI in the amount of R$100,000 and Hyundai Capital Services Inc. in the amount of R$100,000.
[18]	In the EGM held on May 3, 2018, the Company's shareholders approved its transformation into a securities distribution company, and the change of its corporate name to SI Distribuidora de Tulos e Valores Mobiliarios S.A. The transformation process was approved by Bacen on November 21, 2018. In the EGM held on December 17, 2018, SI Distribuidora de Tulos e Valores Mobiliarios S.A. approved the change of its corporate name to PI Distribuidora de Titulos e Valores Mobiliarios S.A..The change process was approved by Bacen on January 22, 2019.
[19]	Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.